Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
The components of our income tax provision in 2015, 2014 and 2013 were as follows:

(Millions)	2015	2014	2013
Current taxes:
Federal	$1,797.2	$1,233.0	$901.9
State	111.8	84.0	55.7
Total current taxes	1,909.0	1,317.0	957.6
Deferred taxes (benefits):
Federal	(58.6)	114.1	63.0
State	(9.4)	23.6	8.0
Total deferred income taxes	(68.0)	137.7	71.0
Total income taxes	$1,841.0	$1,454.7	$1,028.6

Schedule of Effective Income Tax Rate Reconciliation
Income taxes were different from the amount computed by applying the statutory federal income tax rate to income before income taxes as follows:

(Millions)	2015	2014	2013
Income before income taxes	$4,235.6	$3,499.9	$2,940.5
Tax rate	35%	35%	35%
Application of the tax rate	1,482.5	1,225.0	1,029.2
Tax effect of:
Health insurer fee	299.9	211.9	—
State income taxes	63.3	78.2	44.2
Other, net	(4.7)	(60.4)	(44.8)
Income taxes	$1,841.0	$1,454.7	$1,028.6

Schedule of Deferred Tax Assets and Liabilities
The significant components of our net deferred tax liabilities at December 31, 2015 and 2014 were as follows:

(Millions)	2015	2014
Deferred tax assets:
Insurance reserves	$301.5	$252.9
Reserve for anticipated future losses on discontinued products	268.2	199.1
Employee and postretirement benefits	220.1	290.9
Net operating losses	165.4	195.3
Investments, net	92.4	68.3
Debt fair value adjustments	32.9	43.4
Deferred revenue	20.9	24.9
Severance and facilities	17.7	9.9
Other	65.7	85.2
Gross deferred tax assets	1,184.8	1,169.9
Less: Valuation allowance	127.6	147.9
Deferred tax assets, net of valuation allowance	1,057.2	1,022.0
Deferred tax liabilities:
Goodwill and other acquired intangible assets	862.9	868.4
Cumulative depreciation and amortization	231.3	286.6
Unrealized gains on investment securities	137.9	291.5
Other	2.5	—
Total gross deferred tax liabilities	1,234.6	1,446.5
Net deferred tax liabilities (1)	$(177.4)	$(424.5)

(1)	Includes $443.0 million classified as current assets and $867.5 million classified as long-term liabilities in our balance sheet at December 31, 2014.